Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	HBT FINANCIAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39085
Entity Tax Identification Number	37-1117216
Entity Address, Address Line One	401 North Hershey Road
Entity Address, City or Town	Bloomington
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61704
City Area Code	309
Local Phone Number	662-4444
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000775215
Amendment Flag	false